Non Purchased Loans - Composition of Net Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 476,445	$ 429,322
Allowance for Loan Losses	(3,755)	(3,372)	$ (3,019)	$ (3,903)
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(3,075)	(2,845)	(2,151)	(3,117)
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(371)	(222)	(347)	(258)
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses	(309)	(305)	$ (521)	$ (528)
Financial assets non purchased loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	476,445	429,322
Unearned Income	(8)	(45)
Allowance for Loan Losses	(3,755)	(3,372)
Loans, net	472,682	425,905
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	377,258	347,974
Total Gross Loans	377,258	347,974
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	66,428	41,134
Total Gross Loans	66,428	41,134
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,595	14,498
Total Gross Loans	15,595	14,498
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	87,631	88,747
Total Gross Loans	87,631	88,747
Financial assets non purchased loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	207,604	203,595
Total Gross Loans	207,604	203,595
Financial assets non purchased loans [Member] | Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	85,294	67,328
Total Gross Loans	85,294	67,328
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	84,611	66,421
Total Gross Loans	84,611	66,421
Financial assets non purchased loans [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	683	907
Total Gross Loans	683	907
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	13,893	14,020
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	1,833	1,648
Financial assets non purchased loans [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 12,060	$ 12,372